                          -  BT INSTITUTIONAL FUNDS  -










                       ----------------------------------


                                  INSTITUTIONAL
                                  CASH RESERVES


                       ----------------------------------










                               SEMI-ANNUAL REPORT
                       ----------------------------------
                                    JUNE-1997

--------------------------------------------------------------------------------
INSTITUTIONAL CASH RESERVES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

     LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . .3

     INSTITUTIONAL CASH RESERVES
          Statement of Assets and Liabilities. . . . . . . . . . . . . . .4
          Statement of Operations. . . . . . . . . . . . . . . . . . . . .4
          Statement of Changes in Net Assets . . . . . . . . . . . . . . .5
          Financial Highlights . . . . . . . . . . . . . . . . . . . . . .6
          Notes to Financial Statements. . . . . . . . . . . . . . . . . .7

     CASH MANAGEMENT PORTFOLIO
          Schedule of Portfolio Investments. . . . . . . . . . . . . . . .8
          Statement of Assets and Liabilities. . . . . . . . . . . . . . 11
          Statement of Operations. . . . . . . . . . . . . . . . . . . . 11
          Statement of Changes in Net Assets . . . . . . . . . . . . . . 12
          Financial Highlights . . . . . . . . . . . . . . . . . . . . . 12
          Notes to Financial Statements. . . . . . . . . . . . . . . . . 13

--------------------------------------------------------------------------------
INSTITUTIONAL CASH RESERVES

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Similar to the environment of the preceding nine months or so, the money markets were dominated virtually throughout the six months ended June 30, 1997 by ongoing concerns about inflation pressures, an overly strong economy, and an official move in interest rates by the Federal Reserve Board. The difference was that during this period, there actually was action by the Federal Reserve Board.

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the managers of the Institutional Cash Reserves (the "Fund") were able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.68% as of June 30, 1997 was higher than the 5.49% yield of the IBC First Tier-Institutional Only Money Funds average.* The Fund's 7-day current yield as of June 30, 1997, was 5.52%.

MARKET ACTIVITY

This semi-annual period was much more volatile in comparison to the previous period. On March 25, 1997, the Federal Reserve Board increased the fed funds
rate from 5.25% to 5.50%--the first increase in over two years.   Economic
strength, as evidenced by first quarter GDP growth of 5.8%, strong consumer spending and home-building, and increased manufacturing inventories, prompted the official and widely expected move. Interestingly, this above-trend economic growth did not result in a rise in the reported inflation rate.

     ------------------------------------------------------------------
                             INVESTMENT INSTRUMENTS
     Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
     ------------------------------------------------------------------

This low inflationary pressure, along with signs that the economy was slowing in the second quarter, was likely the major reason the Federal Reserve Board chose not to raise interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would.

     ------------------------------------------------------------------
                                    OBJECTIVE
                    Seeks high current income consistent with
                     liquidity and preservation of capital.
     ------------------------------------------------------------------

The period following this meeting was quiet, punctuated by continuous growth, high consumer confidence, and a strong equity market. While nonfarm payroll gains were weak, unemployment stayed low and inflation remained scarce. GDP growth for the second quarter was only 1.75%. This type of economic activity, together with the absence of an official move in interest rates, led to very little price volatility on the money market curve in June.

INVESTMENT REVIEW

After lengthening the Fund's average maturity in the second half of 1996, we moved to a somewhat defensive, shorter-than-benchmark position throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We did not extend the portfolio's maturity, because we saw no value in the flat yield curve. This strategy, along with strong sector allocation, proved to be quite effective in adding value to the Fund through the semi-annual period.

     ------------------------------------------------------------------
                                     RATINGS
                                    S&P: AAAm
                                  Moody's: AAA
     ------------------------------------------------------------------

MANAGER OUTLOOK

We expect to stay in a slightly defensive position for the near term for several reasons. First, we view the money market curve as very expensive right now. We believe the money markets have essentially priced out any possibility of higher interest rates over the next year. In addition, with continued low unemployment, record high consumer confidence, the wealth effect of the equity markets, and a much lower interest rate structure than existed earlier this year, we feel that the risks are still asymmetric for a resumption in economic growth for the second half of the year.

     ------------------------------------------------------------------
                             STATUS AT JUNE 30, 1997
                        Seven day effective yield:  5.68%
                           Average maturity:  30 days
                           Net assets:  $1,741 million
     ------------------------------------------------------------------

                                       [CHART]

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                        BY ASSET TYPE AS OF JUNE 30, 1997
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                        Floating Rate Notes            15%
                        Certificates of Deposit        18%
                        Euro Certificates of Deposit    9%
                        Commercial Paper               35%
                        Eurodollar Time Deposits       23%

In short, current data supports the notion that the Federal Reserve Board is on hold and that the economy is enjoying the best of all possible worlds. However, while we are currently in a period of "fixed income nirvana," the future risks for the acceleration of economic activity and for ultimately higher short-term yields seems evident.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Cash Reserves Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Darlene Rasel

                                  Darlene Rasel
                            Portfolio Manager of the
                            CASH MANAGEMENT PORTFOLIO
                                  June 30, 1997
----------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY-INSURED BY THE FEDERAL INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
INSTITUTIONAL CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investment in Cash Management Portfolio, at Value . . . . .  $ 1,741,810,601
   Deferred Organizational Expenses. . . . . . . . . . . . . .              309
   Due from Bankers Trust. . . . . . . . . . . . . . . . . . .           11,019
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . .            5,887
                                                                ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .    1,741,827,816
                                                                ---------------
LIABILITIES
   Dividends Payable . . . . . . . . . . . . . . . . . . . . .          408,010
   Accrued Expenses. . . . . . . . . . . . . . . . . . . . . .          123,556
                                                                ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .          531,566
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,741,296,250
                                                                ---------------
                                                                ---------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited
 number of shares of beneficial interest authorized) . . . . .    1,741,767,286
                                                                ---------------
                                                                ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (net assets divided by shares outstanding). . . . . . . . . .            $1.00
                                                                ---------------
                                                                ---------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . .  $ 1,741,767,286
   Accumulated Net Realized Loss from Investment
    Transactions . . . . . . . . . . . . . . . . . . . . . . .         (471,036)
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,741,296,250
                                                                ---------------
                                                                ---------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from Cash Management Portfolio, net. . . .  $    47,439,876
                                                                ---------------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . . .          440,868
   Printing and Shareholder Reports. . . . . . . . . . . . . .            7,225
   Registration Fees . . . . . . . . . . . . . . . . . . . . .          148,000
   Professional Fees . . . . . . . . . . . . . . . . . . . . .            5,037
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . .            4,055
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .           12,233
                                                                ---------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . .          617,418
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . . .         (617,418)
                                                                ---------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . .              --
                                                                ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .       47,439,876
REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . . . .           (9,955)
                                                                ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .  $    47,429,921
                                                                ---------------
                                                                ---------------


                   See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INSTITUTIONAL CASH RESERVES

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                               FOR THE                FOR THE
                                                                                          SIX MONTHS ENDED           YEAR ENDED
                                                                                            JUNE 30, 1997+       DECEMBER 31, 1996
                                                                                         ------------------      ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     47,439,876        $     71,290,576
   Net Realized Gain (Loss) from Investment Transactions . . . . . . . . . . . . . . .             (9,955)                 38,100
                                                                                         ----------------        ----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . .         47,429,921              71,328,676
                                                                                         ----------------        ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (47,439,876)            (71,290,576)
                                                                                         ----------------        ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at net asset value of
   $1.00 per share)
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,520,117,905          17,111,788,417
   Dividend Reinvestments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         43,828,315              63,253,379
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (13,109,377,131)        (16,709,663,970)
                                                                                         ----------------        ----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . .        454,569,089             465,377,826
                                                                                         ----------------        ----------------
CONTRIBUTION OF CAPITAL
   Proceeds Contributed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 --                 348,087
                                                                                         ----------------        ----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        454,559,134             465,764,013
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,286,737,116             820,973,103
                                                                                         ----------------        ----------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  1,741,296,250        $  1,286,737,116
                                                                                         ----------------        ----------------
                                                                                         ----------------        ----------------


------------------------
+    Unaudited


                    See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INSTITUTIONAL CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Insitutional Cash Reserves Fund.



                                                                                                                     FOR THE PERIOD
                                                                                                                   JANUARY 25, 1994
                                                            FOR THE SIX       FOR THE YEAR ENDED DECEMBER 31,       (COMMENCEMENT
                                                            MONTHS ENDED      -------------------------------      OF OPERATIONS) TO
                                                            JUNE 30, 1997+         1996                 1995       DECEMBER 31, 1994
                                                           ---------------        ------               ------      -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $      1.00         $      1.00           $    1.00        $    1.00
                                                            -----------        -----------           ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . .          0.03                0.05                0.06             0.04
  Net Realized Gain (Loss) from
     Investment Transactions . . . . . . . . . . . . . .          0.00**              0.00**              0.00**          (0.01)
                                                           -----------         -----------           ---------       ----------
Total from Investment Operations . . . . . . . . . . . .          0.03                0.05                0.06             0.03
                                                           -----------         -----------           ---------       ----------
CONTRIBUTIONS OF CAPITAL . . . . . . . . . . . . . . . .            --                0.00**                --             0.01
                                                           -----------         -----------           ---------       ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income  . . . . . . . . . . . . . . . .         (0.03)              (0.05)              (0.06)           (0.04)
                                                           -----------         -----------           ---------       ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $      1.00         $      1.00           $    1.00       $     1.00
                                                           -----------         -----------           ---------       ----------
                                                           -----------         -----------           ---------       ----------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . .          2.70%               5.42%++             5.94%            4.32%*++
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . . .   $ 1,741,296         $ 1,286,737           $ 820,973       $  920,722
  Ratios to Average Net Assets:
    Net Investment Income  . . . . . . . . . . . . . . .          5.38%*              5.28%               5.80%            4.32%*
    Expenses, including expenses of the
      Cash Management Portfolio. . . . . . . . . . . . .          0.18%*              0.18%               0.18%            0.18%*
    Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . . . .          0.09%*              0.08%               0.07%            0.08%*


-----
+    Unaudited
++ Increased by approximately 0.03% and 0.81% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.
*    Annualized
**   Less than $0.01


                   See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INSTITUTIONAL CASH RESERVES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Institutional Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Reserves (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on January 25, 1994. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was approximately 42% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  ORGANIZATIONAL EXPENSES

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D.  DIVIDENDS

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

E.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.


F.  OTHER

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $440,868.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.18 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses of the Fund have been reduced by $617,418.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                DESCRIPTION                                   VALUE
    ------                -----------                                   ------
               CERTIFICATES OF DEPOSIT - 17.46%
$ 10,000,000   Australia and New Zealand Banking Group,
                5.41%, 7/28/97                                     $ 10,000,073

  44,000,000   Bank of America,
                5.70%, 8/01/97                                       44,000,000

  70,000,000   Bank of Montreal,
                5.57%, 7/07/97                                       70,000,000

  50,000,000   Bank of Nova Scotia,
                5.56%, 7/02/97                                       49,999,916

  15,000,000   Bank of Tokyo-Mitsubishi Limited,
                5.75%, 9/17/97                                       14,999,971

  10,000,000   Banque National de Paris,
                5.72%, 7/10/97                                       10,000,025

  45,000,000   Bayerische Landesbank,
                5.61%, 7/22/97                                       45,000,852

  50,000,000   Canadian Imperial Bank of Commerce,
                5.68%, 8/21/97                                       50,000,000

  58,000,000   Nordeutsche,
                5.57%, 7/21/97                                       58,000,641

               Sanwa Bank:
  20,000,000    5.68%, 7/02/97                                       20,000,010
  22,000,000    5.68%, 7/10/97                                       22,000,055

               Societe Generale:
  89,000,000    5.47%, 7/11/97                                       89,001,103
  15,000,000    6.00%, 7/28/97                                       15,002,375
  12,000,000    5.72%, 8/12/97                                       12,000,552
  25,000,000    5.54%, 9/03/97                                       25,000,000
  35,000,000    5.90%, 11/06/97                                      35,000,000

  15,000,000   Sumitomo Bank,
                5.71%, 7/03/97                                       15,000,023

  33,000,000   Swiss Bank Corp.,
                5.49%, 7/10/97                                       33,000,000

               Westdeutsche Landesbank:
  75,000,000    5.57%, 7/01/97                                       75,000,000
  10,000,000    5.75%, 8/20/97                                       10,000,000
  30,000,000    5.69%, 8/21/97                                       30,000,000

TOTAL CERTIFICATES OF DEPOSIT
  (Amortized Cost - $733,005,596)                                   733,005,596
                                                                    -----------

               COMMERCIAL PAPER* - 34.36%
  20,000,000   Abbey National North American
                5.40%, 7/11/97                                       19,970,000

  65,000,000   Alcatel Alsthom,
                5.55%, 9/24/97                                       64,148,229

               Asset Securitization Cooperative Corp.:
$ 70,000,000    5.57%, 7/09/97                                     $ 69,913,355
  10,000,000    5.65%, 8/05/97                                        9,945,069
  34,000,000    5.61%, 9/08/97                                       33,634,415

  20,000,000   Bank of Nova Scotia,
                5.57%, 9/19/97                                       19,752,267

               BTR Dunlop:
  22,000,000    5.67%, 11/18/97                                      21,514,900
  13,000,000    5.68%, 11/18/97                                      12,712,844

  15,000,000   Caterpillar Financial,
                5.71%, 11/14/97                                      14,676,433

               Daimler Benz:
  30,000,000    5.28%, 7/28/97                                       29,881,200
  10,000,000    5.28%, 8/05/97                                        9,948,667

               Delaware Funding Corp.:
  20,000,000    5.65%, 7/08/97                                       19,978,028
  74,000,000    5.56%, 7/15/97                                       73,839,995
  40,000,000    5.58%, 7/15/97                                       39,913,200

  19,146,000   Elf Aquitaine Financial Services,
                5.80%, 10/27/97                                      18,782,013

   4,370,000   Eksportfinans,
                5.61%, 7/07/97                                        4,365,914

               First Boston:
  15,000,000    5.63%, 8/05/97                                       14,917,896
  10,000,000    5.68%, 11/21/97                                       9,774,378

               General Electric Capital Corp.:
  10,000,000    6.15%, 7/01/97                                       10,000,000
  25,000,000    5.42%, 7/14/97                                       24,951,069
  45,000,000    5.65%, 7/28/97                                       44,809,312
  25,000,000    5.55%, 8/07/97                                       24,857,396
  30,000,000    5.55%, 8/19/97                                       29,773,375

               Glaxo Wellcome:
  15,000,000    5.59%, 9/11/97                                       14,832,300
  15,000,000    5.56%, 9/19/97                                       14,814,667

               Goldman Sachs:
  30,000,000    5.55%, 7/07/97                                       29,972,250
  50,000,000    5.56%, 7/07/97                                       49,953,667
  30,000,000    5.56%, 7/28/97                                       29,874,900
  80,000,000    5.62%, 9/02/97                                       79,213,200

  12,000,000   Halifax Building Society,
                5.73%, 10/14/97                                      11,799,450

  34,000,000   International Lease Finance,
                5.63%, 8/14/97                                       33,766,042

  43,000,000   International Nederlanden (U.S.)
                Funding Corp.,
                5.54%, 7/14/97                                       42,913,976


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                     DESCRIPTION                                 VALUE
  --------                    -----------                                 ------
               Kingdom of Sweden:
$  8,000,000    5.63%, 7/11/97                                     $  7,987,489
  17,000,000    5.35%, 8/18/97                                       16,878,847
  30,000,000    5.34%, 8/26/97                                       29,750,800

               Merrill Lynch & Co.:
  25,000,000    5.56%, 7/07/97                                       24,976,833
  13,000,000    5.58%, 7/09/97                                       12,983,880
  20,000,000    5.65%, 7/21/97                                       19,937,222
  30,000,000    5.60%, 8/19/97                                       29,771,333
  40,000,000    5.72%, 11/19/97                                      39,103,867

               Morgan Stanley Group Inc.:
  25,000,000    5.57%, 7/21/97                                       24,922,639
  30,000,000    5.58%, 7/21/97                                       29,907,000

               National Rural Utility Cooperative
               Financial Corp.:
   4,700,000    5.55%, 7/03/97                                        4,698,551
  18,000,000    5.54%. 8/26/97                                       17,844,880

  25,000,000   New South Wales Treasury Corp.,
                5.61%, 8/11/97                                       24,840,271

  62,800,000   Pacific Bell,
                5.65%, 7/11/97                                       62,701,439

               Receivables Capital Corp.:
  30,000,000    5.57%, 7/02/97                                       29,995,363
   6,000,000    5.60%, 7/02/97                                        5,999,067

  43,700,000   Repsol International,
                5.56%, 7/15/97                                       43,605,596

  45,000,000   Schering Plough,
                6.00%, 7/01/97                                       45,000,000

  17,100,000   Walt Disney,
                6.10%, 7/01/97                                       17,100,000

  25,000,000   Warner Lambert,
                5.52%, 7/11/97                                       24,961,667
                                                                 --------------
TOTAL COMMERCIAL PAPER
  (Amortized Cost - $1,442,167,151)                               1,442,167,151
                                                                 --------------

               EURODOLLAR CERTIFICATES OF
               DEPOSIT -  8.41%
               Abbey National North America:
  40,000,000    5.71%, 8/14/97                                       40,000,482
  12,000,000    5.43%, 8/25/97                                       12,000,000
  25,000,000    5.65%, 9/25/97                                       25,000,000

  28,000,000   Australia and New Zealand Banking Group,
                5.67%, 9/30/97                                       28,000,698

               Banco Bilbao Vizcaya:
  18,000,000    5.74%, 7/17/97                                       18,000,079
  15,000,000    5.67%, 9/17/97                                       15,000,320

  28,000,000   Banco Santander,
                5.57%, 7/14/97                                       28,000,101

$ 20,000,000   Bank of Tokyo-Mitsubishi Limited,
                5.66%, 7/09/97                                     $ 20,000,044

  20,000,000   Banque National de Paris,
                5.71%, 8/19/97                                       20,000,134

               Berliner Handels Frankfurt:
  10,000,000    5.73%, 7/07/97                                        9,999,982
  35,000,000    5.70%, 7/21/97                                       35,000,192

  35,000,000   Commerzbank,
                5.58%, 7/01/97                                       35,000,000

  10,000,000   Credit Agricole,
                5.79%, 12/16/97                                      10,000,907

  12,000,000   Rabobank,
                5.63%, 9/17/97                                       12,004,355

               Toronto Dominion Bank:
  20,000,000    5.71%, 7/08/97                                       20,000,000
  25,000,000    5.71%, 9/25/97                                       25,000,000
                                                                   ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (Amortized Cost - $353,007,294)                                   353,007,294
                                                                   ------------
               EURODOLLAR TIME DEPOSITS - 22.09%
               Abbey National North America:
  30,000,000    5.72%, 7/10/97                                       30,000,000
  25,000,000    5.75%, 8/01/97                                       25,000,000

               ABN Amro Bank:
  50,000,000    5.73%, 7/07/97                                       50,000,000
  30,000,000    5.74%, 8/13/97                                       30,000,000
  20,000,000    6.00%, 10/31/97                                      20,000,000

  25,000,000   Bank Austria AG,
                5.97%, 10/17/97                                      25,000,000

  80,000,000   Bank of Nova Scotia,
                6.19%, 7/02/97                                       80,000,000

  25,000,000   Banque Bruxelles Lambert,
                5.75%, 7/08/97                                       25,000,000

  40,000,000   Credit Agricole,
                5.72%, 7/10/97                                       40,000,000

               Generale Bank:
  30,000,000    5.56%, 9/03/97                                       30,000,000
  25,000,000    5.70%, 9/04/97                                       25,000,000

  30,000,000   Internationale Nederlanden (U.S.)
               Funding Corp.,
                5.73%, 7/08/97                                       30,000,000

  25,000,000   Nordeutsche Landesbank,
                5.73%, 8/13/97                                       25,000,000

  97,256,680   Norwest,
                6.50%, 7/01/97                                       97,256,680


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                     DESCRIPTION                                 VALUE
  --------                    -----------                                 ------
$ 20,000,000   Societe Generale,
                5.55%, 9/03/97                                     $ 20,000,000

 125,000,000   Toronto Dominion Bank,
                6.19%, 7/01/97                                      125,000,000

 175,000,000   Union Bank of Switzerland,
                6.25%, 7/01/97                                      175,000,000

  75,000,000   Westdeutsche Landesbank,
                6.38%, 7/01/97                                       75,000,000
                                                                   -------------
TOTAL EURODOLLAR TIME DEPOSITS
 (Amortized Cost - $927,256,680)                                    927,256,680
                                                                   -------------

               FLOATING RATE NOTES - 14.13%
                American Express Centurion Bank:
                Monthly Variable Rate,
  10,000,000    5.658%  10/28/97                                     10,000,000
  10,000,000    5.658%, 11/18/97                                     10,000,000
  20,000,000    5.658%, 3/06/98                                      20,000,000

               Avco Financial Services Inc.
  25,000,000    Quarterly Variable  Rate,
                5.773%, 11/17/97                                     24,999,053

               Bayerische Landesbank
  50,000,000    Monthly Variable Rate,
                5.550%, 6/26/98                                      49,961,633

               Bear Stearns Company, Inc.:
                Monthly Variable Rate,
  10,000,000    5.938%, 7/17/97                                      10,001,115
   8,000,000    5.838%, 4/28/98                                       8,010,338

               BHF Finance
  20,000,000    Quarterly Variable Rate,
                5.670%, 6/26/98                                      19,988,559

               Comerica
  35,000,000    Monthly Variable Rate,
                5.588%, 2/05/98                                      34,985,798

               CoreStates Bank:
                Monthly Variable Rate,
   25,000,000   5.658%, 11/07/97                                     25,000,000
   20,000,000   5.648%, 2/02/98                                      20,000,000

               General Electric Capital Corp.:
                Quarterly Variable Rate,
   40,000,000   5.750%, 7/08/97                                      40,000,000
   20,000,000   5.782%, 1/23/98                                      20,000,000

               Key Bank
  40,000,000    Monthly Variable Rate,
                5.578%, 3/19/98                                      39,978,988

               Mellon Bank
  10,000,000    Quarterly Variable Rate,
                5.753%, 6/16/98                                      10,000,000

               Merrill Lynch & Co.:
                Monthly Variable Rate,
 $ 10,000,000   5.782%, 10/31/97                                    $ 9,998,680
   25,000,000   5.648%, 2/06/98                                      24,997,051

               Morgan Stanley:
                Quarterly Variable Rate,
   40,000,000   5.648%, 1/30/98                                      40,000,000
   10,000,000   5.763%, 5/18/98                                      10,000,000

               National City Cleveland
  15,000,000    Monthly Variable Rate,
                5.578%, 2/18/98                                      14,993,092

               Norwest
  40,000,000    Quarterly Variable Rate,
                5.913%, 12/09/97                                     40,031,417

               PNC Bank Corp.:
                Monthly Variable Rate,
   25,000,000   5.588%, 11/25/97                                     24,993,048
   40,000,000   5.598%, 1/09/98                                      39,987,674
   20,000,000   5.588%, 5/27/98                                      19,989,447

               Student Loan Marketing Association
  25,000,000    Weekly Variable Rate,
                5.26%, 9/28/98                                       24,996,892
                                                                   ------------

TOTAL FLOATING RATE NOTES
  (Amortized Cost - $592,912,785)                                   592,912,785
                                                                   ------------

TOTAL INVESTMENTS
  (Amortized Cost - $4,048,349,506)                    96.45%     4,048,349,506
Other Assets Less Liabilities                           3.55%       148,808,626
                                                               ----------------
NET ASSETS                                            100.00%  $  4,197,158,132
                                                      -------  ----------------
                                                      -------  ----------------

---------
*Interest rates for Commercial Paper represent discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments, at Value . . . . . . . . . . . . . . . . . . .  $ 4,048,349,506
   Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .          472,565
   Interest Receivable . . . . . . . . . . . . . . . . . . . .      149,003,266
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . .           26,114
                                                                ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .    4,197,851,451
                                                                ---------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . .          654,943
   Accrued Expenses. . . . . . . . . . . . . . . . . . . . . .           38,376
                                                                ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .          693,319
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 4,197,158,132
                                                                ---------------
                                                                ---------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . .  $ 4,197,158,132
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 4,197,158,132
                                                                ---------------
                                                                ---------------



--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . .    $ 114,299,785
                                                                  -------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . . .        3,090,456
   Administration and Services Fees. . . . . . . . . . . . . .        1,030,152
   Professional Fees . . . . . . . . . . . . . . . . . . . . .           15,569
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . .            1,046
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .           17,734
                                                                  -------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . .        4,154,957
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . . .         (446,410)
                                                                  -------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . .        3,708,547
                                                                  -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .      110,591,238
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . .          (22,473)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .    $ 110,568,765
                                                                  -------------
                                                                  -------------


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                    FOR THE              FOR THE
                                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                                 JUNE 30, 1997+     DECEMBER 31, 1996
                                                                               ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . .   $    110,591,238      $    173,497,388
   Net Realized Gain (Loss) from Investment Transactions . . . . . . . . .            (22,473)              102,443
                                                                             ----------------      ----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . .        110,568,765           173,599,831
                                                                             ----------------      ----------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . . . . . . . . .     12,633,606,938        20,303,004,962
   Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . . . . . .    (11,808,927,263)      (19,831,740,806)
                                                                             ----------------      ----------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . .        824,679,675           471,264,156
CONTRIBUTION OF CAPITAL
   Proceeds Contributed. . . . . . . . . . . . . . . . . . . . . . . . . .                 --             1,113,488
                                                                             ----------------      ----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .        935,248,440           645,977,475
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,261,909,692         2,615,932,217
                                                                             ----------------      ----------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  4,197,158,132      $  3,261,909,692
                                                                             ----------------      ----------------
                                                                             ----------------      ----------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.


                                                                                               For the year ended
                                                           For the six                            December 31,
                                                           months ended       -------------------------------------------------
                                                          June 30, 1997+      1996             1995          1994          1993
                                                         ---------------      ----             ----          ----          ----
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . $  4,197,158    $ 3,261,910     $ 2,615,932   $  2,735,025   $ 1,930,075
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . . . . .         5.37%*         5.27%           5.77%          4.24%         3.06%
     Expenses. . . . . . . . . . . . . . . . . . . . . .         0.18%*         0.18%           0.18%          0.18%         0.20%
     Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . . . .         0.02%*         0.02%           0.02%          0.02%         0.00%++

----------
+  Unaudited
++ Less than 0.01%
*  Annualized


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D.  REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

E.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFITIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,030,152.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $3,090,456.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $446,410.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

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                                       14

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                                       15

BT INSTITUTIONAL FUNDS
BT INSTITUTIONAL CASH RESERVES FUND





INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



                 ----------------------------------------------------
                 For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded
                 or accompanied by a current prospectus for the Fund.
                 ----------------------------------------------------


                                                                Cusip #055924872
                                                                STA487100 (8/97)